Annual Total Returns - FidelitySustainableLowDurationBondFund-RetailPRO - FidelitySustainableLowDurationBondFund-RetailPRO - Fidelity Sustainable Low Duration Bond Fund - Fidelity Sustainable Low Duration Bond Fund
Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	5.27%